Income Taxes - Schedule of Reconciliation of the U.S. Federal Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the U.S. Federal Statutory Income Tax Rate [Line Items]
Federal income tax benefit at the statutory rate, Amount	$ (6,145)	$ (2,370)	$ (991)
Federal income tax benefit at the statutory rate, Percentage	21.00%
Domestic Federal:
Change in valuation allowances, Amount	$ 7,481
Change in valuation allowances, Percentage	(25.60%)
Other adjustments, Amount	$ 107
Other adjustments, Percentage	(0.40%)
Statuary income tax rate difference
State income taxes, Amount		(564)	(236)
Foreign taxes, Amount		10,602	3,494
Others, net, Amount	$ 1,550		(84)
Others, net, Percentage	(5.30%)
Income tax expense/(benefit), Amount	$ 1,878	$ 7,668	$ 2,183
Income tax expense/(benefit), Percentage	(6.40%)
Singapore [Member]
Statuary income tax rate difference
Statuary income tax rate difference Foreign taxes, Amount	$ 214
Statuary income tax rate difference Foreign taxes, Percentage	(0.70%)
UAE [Member]
Statuary income tax rate difference
Statuary income tax rate difference Foreign taxes, Amount	$ (3,935)
Statuary income tax rate difference Foreign taxes, Percentage	13.40%
Hong Kong [Member]
Statuary income tax rate difference
Statuary income tax rate difference Foreign taxes, Amount	$ 427
Statuary income tax rate difference Foreign taxes, Percentage	(1.40%)
Cayman Island [Member]
Statuary income tax rate difference
Statuary income tax rate difference Foreign taxes, Amount	$ 2,179
Statuary income tax rate difference Foreign taxes, Percentage	(7.40%)